Annual Fund Operating Expenses - Private Investment - Invesco Government and Agency Portfolio - Private Investment Class	Dec. 18, 2020
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.45%